N-2	Sep. 07, 2022
Cover [Abstract]
Entity Central Index Key	0001192448
Amendment Flag	false
Securities Act File Number	001-37463
Document Type	8-K
Entity Registrant Name	Glaukos Corporation
Entity Address, Address Line One	One Glaukos Way
Entity Address, City or Town	Aliso Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92656
City Area Code	949
Local Phone Number	367-9600
Entity Emerging Growth Company	false